UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 9, 2007


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value total: $347,895 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2027    26006 SH       SOLE                    23336              2670
AT&T, Inc.                     COM              00209R102     2288    64006 SH       SOLE                    54970              9036
Accenture Ltd                  COM              g1150g111     7431   201221 SH       SOLE                   184371             16850
AllState Corp.                 COM              020002101      672    10326 SH       SOLE                     9770               556
Altria Group, Inc.             COM              02209s103     1475    17192 SH       SOLE                    13652              3540
American Express Co.           COM              025816109      687    11318 SH       SOLE                     8691              2627
American International Group   COM              026874107    13176   183873 SH       SOLE                   177176              6697
American Oriental Bioengineeri COM              028731107      146    12500 SH       SOLE                    12500
Amgen Inc.                     COM              031162100     7837   114730 SH       SOLE                   107980              6750
Anheuser-Busch Companies, Inc. COM              035229103      484     9838 SH       SOLE                     2377              7461
Aon Corp.                      COM              037389103      278     7878 SH       SOLE                     7878
Apache Corp.                   COM              037411105     9288   139652 SH       SOLE                   131704              7948
Automatic Data Processing      COM              053015103     1345    27307 SH       SOLE                    26907               400
BP Amoco LP                    COM              055622104     1002    14931 SH       SOLE                    13039              1892
Baker Hughes, Inc.             COM              057224107      603     8075 SH       SOLE                     7940               135
BancorpSouth Inc               COM              059692103      380    14170 SH       SOLE                    14170
Bank of New York               COM              064057102      310     7863 SH       SOLE                     6888               975
BankAmerica Corp.              COM              060505104     1982    37124 SH       SOLE                    32789              4335
BellSouth Corp.                COM              079860102      796    16889 SH       SOLE                    13629              3260
Berkshire Hathaway Inc. Class  COM              084670108     1760       16 SH       SOLE                       16
Berkshire Hathaway Inc. Class  COM              084670207     8047     2195 SH       SOLE                     2032               163
Best Buy Co.                   COM              086516101      950    19315 SH       SOLE                    19315
Biomet, Inc.                   COM              090613100     6874   166571 SH       SOLE                   155871             10700
Bristol Myers Squibb           COM              110122108      897    34064 SH       SOLE                    34064
Caterpillar Inc.               COM              149123101      440     7182 SH       SOLE                     7182
Chevron Corp.                  COM              166764100      958    13032 SH       SOLE                    11402              1630
Cisco Systems Inc.             COM              17275R102     7850   287225 SH       SOLE                   271046             16179
Citigroup Inc.                 COM              172967101     5443    97713 SH       SOLE                    93197              4516
Coca Cola Co.                  COM              191216100     1949    40396 SH       SOLE                    37506              2890
Colgate Palmolive Co.          COM              194162103      238     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     7081    98410 SH       SOLE                    94045              4366
Corrections Corp. of America   COM              22025y100      678    15000 SH       SOLE                    15000
Dell Corp.                     COM              24702r101      220     8760 SH       SOLE                     8760
Dionex Corp.                   COM              254546104      363     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      409    25494 SH       SOLE                    20726              4768
Dominion Resources, Inc.       COM              25746u109     1719    20505 SH       SOLE                    18505              2000
Dover Corp.                    COM              260003108      343     7000 SH       SOLE                     7000
Duke Energy Corp.              COM              26441c105      545    16407 SH       SOLE                    15107              1300
Eaton Corp.                    COM              278058102      511     6802 SH       SOLE                     6802
Eli Lilly & Co.                COM              532457108     1823    35000 SH       SOLE                    33375              1625
Exxon Mobil Corp.              COM              30231G102    13052   170331 SH       SOLE                   164047              6284
FedEx Corp.                    COM              31428X106     6310    58093 SH       SOLE                    53843              4250
Federal National Mortgage Assn COM              313586109      291     4895 SH       SOLE                     4495               400
First Data Corp.               COM              319963104     4386   171859 SH       SOLE                   154052             17807
Fortune Brands Inc.            COM              349631101      203     2376 SH       SOLE                     2376
General Electric Co.           COM              369604103    13685   367790 SH       SOLE                   344188             23602
General Mills Inc.             COM              370334104     1382    23992 SH       SOLE                    21717              2275
Halliburton Inc.               COM              406216101     9239   297552 SH       SOLE                   280052             17500
HealthStream Inc.              COM              42222n103      308    78074 SH       SOLE                    77474               600
Healthways, Inc.               COM              422245100     2721    57024 SH       SOLE                    52974              4050
Hewlett Packard Co.            COM              428236103      903    21926 SH       SOLE                    21926
Home Depot Inc.                COM              437076102     9091   226379 SH       SOLE                   221254              5125
Intel Corp.                    COM              458140100     5309   262183 SH       SOLE                   255808              6375
International Business Machine COM              459200101     6262    64460 SH       SOLE                    60000              4460
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1484    30719 SH       SOLE                    29519              1200
Johnson & Johnson              COM              478160104     7737   117199 SH       SOLE                   111792              5406
L-3 Communications             COM              502424104     7361    90013 SH       SOLE                    85913              4100
Liberty Global, Inc. Series A  COM              530719103      255     8752 SH       SOLE                     8467               285
Liberty Global, Inc. Series C  COM              530555309      230     8218 SH       SOLE                     7929               289
Liberty Media Hldg Corp A Inte COM              53071M104     1980    91816 SH       SOLE                    85866              5950
Liberty Media Hldg Corp A Ser  COM              53071M302     1619    16522 SH       SOLE                    15462              1060
Lowes Companies                COM              548661107     2520    80888 SH       SOLE                    68888             12000
Manulife Financial             COM              65661r106      207     6120 SH       SOLE                     6120
Medtronic Inc.                 COM              585055106     8299   155098 SH       SOLE                   144423             10675
Microsoft Corp.                COM              594918104     5066   169651 SH       SOLE                   158401             11250
Molex Inc. - Class A           COM              608554200     5482   197922 SH       SOLE                   189146              8776
Morgan Stanley                 COM              617446448      823    10112 SH       SOLE                    10112
News Corp. Ltd. Class B        COM              65248e203     6144   276005 SH       SOLE                   255305             20700
O Charley's Inc.               COM              670823103      277    13000 SH       SOLE                    10500              2500
PepsiCo Inc.                   COM              713448108     1789    28596 SH       SOLE                    26896              1700
Perot Systems Corp.            COM              714265105      910    55544 SH       SOLE                    51544              4000
Pfizer Inc.                    COM              717081103     1247    48147 SH       SOLE                    40988              7159
Pinnacle Financial Partners    COM              72346q104      314     9459 SH       SOLE                     8459              1000
Procter & Gamble Co.           COM              742718109     6199    96456 SH       SOLE                    89362              7094
Realogy Corp                   COM              75605E100      285     9399 SH       SOLE                     9299               100
Regions Financial Corp.        COM              758940100     7112   190154 SH       SOLE                   183376              6778
Republic Services Inc.         COM              760759100     6712   165045 SH       SOLE                   156695              8350
Roche Holdings                 COM              771195104      801     8945 SH       SOLE                     7360              1585
Sanofi Aventis ADR             COM              80105n105     4407    95450 SH       SOLE                    86600              8850
Schlumberger Ltd.              COM              806857108     9954   157599 SH       SOLE                   150149              7450
Select Basic Materials Sector  COM              81369y100     2459    70645 SH       SOLE                    65495              5150
St. Paul Travelers Company     COM              792860108     2613    48670 SH       SOLE                    46845              1825
StreetTracks STOXX 50 Index Fu COM              863308102      293     6065 SH       SOLE                     6065
SunTrust Banks Inc.            COM              867914103     2887    34181 SH       SOLE                    33781               400
Sysco Corp.                    COM              871829107    10914   296899 SH       SOLE                   281934             14965
Target Corporation             COM              87612e106      529     9267 SH       SOLE                     8317               950
Texas Instruments              COM              882508104      317    11021 SH       SOLE                    10221               800
Tyco International Ltd.        COM              902124106     5801   190810 SH       SOLE                   177610             13200
United Parcel Svc. Inc. CL B   COM              911312106     4118    54927 SH       SOLE                    51577              3350
United Technologies Corp.      COM              913017109     7173   114728 SH       SOLE                   106503              8225
Vanguard Emerging Markets ETF  COM              922042858      292     3775 SH       SOLE                     3775
Vanguard Large-Cap Exchanged T COM              922908637      461     7330 SH       SOLE                     7330
Vanguard Small-Cap VIPERs      COM              922908751      282     4140 SH       SOLE                     4140
Verizon Communications         COM              92343v104      395    10619 SH       SOLE                     7961              2658
Vodafone Group PLC ADR         COM              92857w100     4448   160132 SH       SOLE                   149898             10234
Wachovia Corp.                 COM              929903102      597    10485 SH       SOLE                     9219              1266
Wal-Mart Stores Inc.           COM              931142103     6356   137635 SH       SOLE                   128520              9115
Walt Disney Co.                COM              254687106     4571   133371 SH       SOLE                   119659             13712
Weingarten Realty Investors    COM              948741103      207     4500 SH       SOLE                     4500
Wells Fargo & Co.              COM              949746101     4556   128121 SH       SOLE                   119318              8803
Western Union                  COM              959802109     3894   173681 SH       SOLE                   154974             18707
Willis Group Holdings Inc.     COM              G96655108     4533   114150 SH       SOLE                   107698              6452
Wyeth Co.                      COM              983024100      551    10821 SH       SOLE                     9771              1050
Wyndham Worldwide Corp.        COM              98310w108      746    23307 SH       SOLE                    22787               520
Zimmer Holdings, Inc.          COM              98956P102      315     4016 SH       SOLE                     3969                47
iShares China                  COM              464287184     2689    24126 SH       SOLE                    23278               848
iShares MSCI Japan             COM              464286848     4454   313475 SH       SOLE                   293775             19700
iShares MSCI Pacific Rim       COM              464286665     2755    22000 SH       SOLE                    20575              1425
iShares Russell 1000 Index ETF COM              464287622      465     6055 SH       SOLE                     6055
iShares S&P SmallCap 600 Index COM              464287804     4004    60676 SH       SOLE                    59301              1375
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      553    20100 SH       SOLE                    20100